Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Jul. 01, 2017	Jul. 02, 2016	Jun. 27, 2015
Statement of Stockholders' Equity [Abstract]
Dividends declared (USD per share)	$ 1.350	$ 1.35	$ 1.350